Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 22,622	$ 272,102	$ 6,942	$ 301,666
Permian Basin [Member]
Total		$ 272,102	$ 6,942	279,044
Entity Level Payment [Member]
Total	$ 22,622			$ 22,622